Segment Reporting - Service and Product Segment (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022 segment	Jun. 30, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Number of operating Segments			2	2
Number of mining pool operators	1		1	1
Number of suppliers	1		1	1		1
Revenue from Contract with Customer Benchmark | Customer A | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	18.90%	15.70%	20.10%		15.00%
Revenue from Contract with Customer Benchmark | Customer B | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	14.30%	11.60%	13.00%		10.50%
Accounts Receivable | Customer A | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage			23.10%		26.30%
Accounts Receivable | Customer B | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage			15.40%		25.50%
Accounts Receivable | Customer C | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage			16.30%		0.00%
Accounts Receivable | Customer D | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage			13.70%		19.60%
Accounts Receivable | Customer E | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage			0.00%		10.60%